SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 95.2%

Education/Student Loan - 17.2%

Baytown Township Rev. (St. Croix Prep)	1,000,000	4.00	8/1/36	941,380

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	1,045,814

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,750,000	4.25	7/1/47	1,573,915

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,000,000	5.00	7/1/59	973,080

Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	579,626

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	575,144

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,255,000	5.25	7/1/37	1,260,547

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	601,920

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	1,002,270

Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	1,100,000	5.00	11/1/38	1,027,906

Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	350,000	5.00	11/1/48	301,927

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	850,000	5.50	8/1/36	850,621

Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	875,000	5.00	7/1/31	873,994

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	425,000	4.00	11/1/26	420,754

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,737,734

Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	750,240

Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,000,300

Independence Charter School Lease Rev. (Beacon Academy Proj.)	160,000	4.25	7/1/26	157,584

Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	725,535

Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,155,252

Independence Charter School Lease Rev. (Paladin High School Proj.)	225,000	3.25	6/1/31	201,085

Independence Charter School Lease Rev. (Paladin High School Proj.)	1,410,000	4.00	6/1/51	1,050,577

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	490,000	4.00	12/1/31	414,560

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	1,385,000	5.25	12/1/43	1,098,568

Minneapolis School Lease Rev. (Twin Cities International School) [4]	625,000	4.25	12/1/27	619,719

Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	982,210

MN Higher Education Fac. Auth. Rev. (Augsburg College)	2,950,000	4.25	5/1/40	2,067,242

MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,000,000	5.00	5/1/47	912,780

MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	1,907,904

MN Higher Education Fac. Auth. Rev. (College of St. Olaf)	2,530,000	3.00	10/1/41	2,159,962

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	2,000,000	5.00	10/1/47	2,082,340

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	5.00	10/1/47	4,164,680

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	762,427

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	1,150,000	4.00	4/1/39	1,114,752

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	850,000	5.00	10/1/40	891,030

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	4.00	10/1/44	3,851,360

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,650,000	5.00	10/1/49	3,828,448

MN Office of Higher Education Rev. [8]	2,000,000	4.00	11/1/42	1,897,100

MN Office of Higher Education Rev. [8]	2,260,000	2.65	11/1/38	2,017,705

MN Office of Higher Education Rev. [8]	990,000	4.00	11/1/37	980,625

Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,253,088

Savage Charter School Lease Rev. (Aspen Academy)	215,000	4.00	10/1/26	211,812

St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,709,992

St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	700,343

DECEMBER 31, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth.	1,150,000	5.00	12/1/37	1,150,127

St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	694,531

St. Paul Hsg. & Redev. Auth. (German Immersion School)	775,000	5.00	7/1/33	775,194

St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	666,490

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	800,000	3.00	6/1/31	700,992

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	1,225,000	4.00	6/1/51	864,605

St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	175,000	2.00	9/1/26	167,916

St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	350,000	4.00	9/1/31	343,938

St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	997,983

St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	255,000	4.00	7/1/25	254,324

St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	955,735

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	770,000	3.00	12/1/29	724,454

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	538,812

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	839,830

St. Paul Hsg. & Redev. Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	697,263

St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	1,000,000	4.13	9/1/47	880,840

Woodbury Charter School Lease Rev.	400,000	4.00	12/1/40	351,224

Woodbury Charter School Lease Rev.	555,000	4.00	12/1/50	449,916

				67,490,026

Escrowed To Maturity/Prerefunded - 0.3%

Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,259,675

General Obligation - 9.5%

Blooming Prairie Independent School District No. 756	1,300,000	2.25	2/1/45	875,979

Itasca County Independent School District No. 318	4,050,000	2.00	2/1/39	2,881,494

Itasca County Independent School District No. 318	4,250,000	2.00	2/1/40	2,960,550

Itasca G.O.	2,500,000	2.38	2/1/45	1,728,000

Itasca G.O.	4,000,000	2.50	2/1/50	2,644,720

Madison Lake G.O.	590,000	2.13	2/1/42	398,781

Minnetonka Independent School District No. 276	1,900,000	5.00	2/1/41	1,902,603

Moorhead G.O.	510,000	2.13	2/1/42	357,280

Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	1,000,380

Norwood Young America Independent School District No. 108	1,400,000	2.13	2/1/42	960,484

Norwood Young America Independent School District No. 108	1,500,000	2.25	2/1/45	996,870

Richfield Independent School District No. 280	1,000,000	4.00	2/1/37	1,006,270

Robbinsdale Independent School District No. 281	1,000,000	2.25	2/1/41	723,020

Roseau Independent School District No. 682	400,000	2.25	2/1/46	264,828

Sauk Centre Independent School District No. 743	1,000,000	2.00	2/1/40	705,240

St. Cloud G.O.	1,090,000	2.00	2/1/41	801,281

St. Paul Independent School District No. 625	2,475,000	2.00	2/1/40	1,756,557

State of Minnesota G.O.	5,550,000	2.00	9/1/41	3,947,271

Virginia G.O.	825,000	5.00	2/1/41	831,559

White Bear Lake Independent School District No. 624	10,850,000	3.00	2/1/43	9,381,236

Zumbrota-Mazeppa Independent School District No. 2805	1,500,000	2.50	2/1/44	1,054,020

				37,178,423

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Hospital/Health Care - 12.9%

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	500,115

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	1,000,000	5.00	11/1/44	1,059,790

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/47	523,755

Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	1,225,000	5.00	9/1/52	1,036,130

Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	725,220

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,100,000	5.75	8/1/30	852,676

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	735,914

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/36	173,558

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	350,000	4.00	6/15/37	355,890

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/37	172,754

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	150,000	4.00	6/15/38	151,785

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	850,000	3.00	6/15/44	701,743

Hayward Hsg. & Health Care Fac. Rev. (St. Johns Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,140,000

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	825,000	5.00	5/1/32	839,578

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	2,175,000	4.00	5/1/37	2,075,820

Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	2,603,882

Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	2,511,700

MN Agricultural & Economic Dev. Board Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.25	1/1/54	2,147,300

Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	545,837

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,496,385

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	998,230

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	175,000	4.00	7/1/37	162,818

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	200,000	4.00	7/1/39	184,244

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	220,000	4.00	7/1/41	198,845

Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	7,119,675

Rochester Health Care Facs. Rev. (Mayo Clinic)	3,000,000	5.00	11/15/34	3,448,800

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	5,385,000	5.00	5/1/46	5,432,603

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	5.00	5/1/48	512,610

St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	2,056,027

St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	4,823,520

St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,009,160

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	1,974,818

Wadena Rev. (Wadena Cancer Center Proj.)	1,000,000	5.00	12/1/45	1,051,090

				50,322,272

Industrial/Pollution Control - 0.5% [8]

St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/40	892,570
St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [4]	1,000,000	4.50	10/1/37	962,960

				1,855,530

Multifamily Mortgage - 21.6%

Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	966,870

Apple Valley Rev. (Orchard Path Phase II Proj.)	300,000	4.00	9/1/36	287,784

Apple Valley Rev. (Orchard Path Phase II Proj.)	440,000	4.00	9/1/41	400,950

Apple Valley Rev. (Orchard Path Phase II Proj.)	830,000	4.00	9/1/51	697,889

Apple Valley Rev. (Orchard Path Phase II Proj.)	750,000	4.00	9/1/61	596,257

DECEMBER 31, 2024	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Apple Valley Senior Hsg. Rev. (Orchard Path Proj.)	2,000,000	5.00	9/1/58	1,940,300

Apple Valley Senior Hsg. Rev. (Presbyterian Homes)	1,500,000	5.00	9/1/43	1,501,170

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,045,000	4.00	1/1/25	1,045,000

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	475,000	4.00	1/1/25	475,000

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,175,000	4.00	1/1/26	1,163,861

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	680,000	6.75	1/1/27	523,858

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	4.00	1/1/30	906,756

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,430,000	4.25	1/1/37	1,284,998

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	7.00	1/1/37	522,234

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,640,000	4.38	1/1/47	1,334,402

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,850,000	5.00	1/1/47	1,673,834

Bethel Hsg. and Health Care Facs. Rev. (Ecumen Obligated Group)	2,000,000	6.13	3/1/44	2,047,220

Bethel Rev. (Grandview Christian Home Proj.)	1,500,000	5.00	10/1/41	1,500,180

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) [2]	1,250,000	5.13	7/1/25	662,500

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) [2]	1,645,000	5.75	7/1/35	871,850

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) [2]	2,000,000	6.13	7/1/45	1,060,000

Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	750,345

Cloquet Rev. (HADC Cloquet, LLC Proj.)	180,000	2.20	8/1/28	163,255

Cloquet Rev. (HADC Cloquet, LLC Proj.)	250,000	2.60	8/1/30	219,170

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	2.80	8/1/31	173,312

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	3.20	8/1/34	167,796

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/41	395,045

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/48	362,735

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,399,130

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (FNMA)	1,050,000	4.20	5/1/43	1,018,153

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (The Quill Proj.) [4]	2,500,000	3.55	4/1/39	2,051,225

Duluth Hsg. & Redevelopment Auth. Rev. (Pennel Park Proj.)	1,247,366	4.50	8/1/41	1,263,407

Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,235,855	3.75	11/1/34	3,252,391

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,167,844

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	394,995

Lauderdale Multifamily Hsg. Rev. (The Fern Senior Affordable Housing Proj.)	2,000,000	5.13	1/1/40	1,966,520

Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,765,442

Minneapolis Multifamily Hsg. Rev. (14th & Central LLLP Proj.) (FNMA Collateralized)	4,586,458	2.35	2/1/38	3,609,910

Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,014,980

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	365,963

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,419,285

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.00	11/1/25	371,047

Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,802,349	3.00	11/1/34	1,639,038

MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,000,750

Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	274,873

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	928,060

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	222,605

New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,245,555

North Oaks Rev. (Waverly Gardens Proj.)	150,000	4.25	10/1/41	140,931

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	1,929,400

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,517,625

4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	1,001,940

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	720,626

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,502,200

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	250,148

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,149,850

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	500,000	5.00	9/1/35	493,435

Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,715,000	5.13	1/1/39	1,512,184

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	250,063

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,000,520

St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,363,410

St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,000,000	5.50	12/1/38	1,046,100

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	1,075,000	4.25	12/1/27	1,066,121

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,400,840

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	780,000	5.30	11/1/30	779,485

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,506,809

St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,820,000	5.00	9/1/42	1,819,982

Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	801,880

Vergas Rev. (CDL Homes Proj.)	80,000	4.00	8/1/25	79,443

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,374,060

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	1,002,540

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	2,750,000	5.00	8/1/54	2,752,860

				84,528,196

Municipal Lease - 2.4% [9]

Lake Agassiz Education Cooperative No. 0397-52	645,000	2.50	2/1/32	553,300

Minnetonka Independent School District No. 276	1,410,000	2.25	2/1/44	965,878

Minnetonka Independent School District No. 276	1,000,000	2.13	2/1/41	711,690

Minnetonka Independent School District No. 276	750,000	2.38	7/1/51	463,312

MN Hsg. Fin. Agy. Rev.	2,065,000	3.00	8/1/43	1,694,105

MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,001,640

Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,001,260

Pine Island Independent School District No. 255	525,000	2.00	2/1/40	365,474

Pine Island Independent School District No. 255	1,110,000	2.20	2/1/44	733,133

Pine Island Independent School District No. 255	895,000	2.25	2/1/47	565,676

Waconia Independent School District No. 110	500,000	5.00	2/1/37	500,190

				9,555,658

Municipal Money Market - 0.8%

Rochester Health Care Facs. Rev. (Mayo Clinic) [1]	3,000,000	2.65	11/15/38	3,000,000

Other Revenue Bonds - 2.7%

Crystal Governmental Fac. Rev.	121,350	5.10	12/15/26	117,342

Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	103,000	5.00	2/15/27	102,019

Northeastern Metropolitan Intermediate School District No. 916	2,500,000	4.00	2/1/38	2,472,100

St. Paul Hsg. & Redev. Auth. Rev. (Amherst H Wilder Foundation Proj.)	1,000,000	5.00	12/1/36	1,042,500

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	244,000	6.38	2/15/28	244,020

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	405,000	6.50	3/1/29	405,154

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	588,000	7.00	2/15/28	588,417

DECEMBER 31, 2024	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	285,000	7.50	2/15/28	285,086

St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,310,000	5.00	8/1/36	3,311,456

Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,815,500

				10,383,594

Sales Tax Revenue - 1.2% [11]

American Samoa Economic Development Authority Rev.	2,000,000	6.25	9/1/29	2,025,780

Guam Govt. Business Privilege Tax Rev.	2,750,000	5.00	11/15/35	2,765,565

				4,791,345

Single Family Mortgage - 22.7%

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	475,000	4.45	12/1/32	475,062

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	235,000	4.88	12/1/33	235,052

Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	30,000	4.45	12/1/27	30,000

MN Hsg. Fin. Agy. Homeownership Fin.	7,295,000	2.25	7/1/41	5,199,803

MN Hsg. Fin. Agy. Homeownership Fin.	8,270,000	2.40	7/1/46	5,725,486

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,130,000	2.45	7/1/45	2,238,075

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,360,000	2.45	7/1/46	1,635,527

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,546,918	3.30	5/1/48	1,396,851

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	482,116	3.75	11/1/48	452,326

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	497,191	3.60	1/1/49	464,446

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	504,538	3.45	3/1/49	459,977

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	860,102	3.15	6/1/49	776,328

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	895,481	2.47	1/1/50	716,331

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	6,210,000	2.55	1/1/51	4,124,185

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	6,635,000	2.50	7/1/51	4,333,053

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	475,000	2.38	7/1/46	326,928

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	9,340,000	2.45	1/1/52	6,102,569

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,440,000	2.40	1/1/35	2,837,931

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,410,000	2.75	7/1/42	2,661,812

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,270,000	2.90	1/1/45	955,637

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,300,000	3.00	7/1/43	1,852,075

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	32,000	3.80	7/1/38	31,042

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,290,000	2.55	7/1/39	3,410,121

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,170,000	2.80	1/1/44	3,956,756

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	500,000	2.70	7/1/44	370,985

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,130,000	2.75	7/1/44	2,385,530

MN Hsg. Fin. Agy. Rev. [8]	1,000,000	5.35	7/1/36	1,043,600

MN Hsg. Fin. Agy. Rev. [8]	1,000,000	4.60	7/1/39	1,016,150

MN Hsg. Fin. Agy. Rev.	3,423,610	2.05	12/1/51	2,732,144

MN Hsg. Fin. Agy. Rev.	3,165,000	2.00	7/1/40	2,221,450

MN Hsg. Fin. Agy. Rev.	3,850,000	2.15	7/1/45	2,483,481

MN Hsg. Fin. Agy. Rev.	6,205,000	2.20	1/1/51	3,808,505

MN Hsg. Fin. Agy. Rev.	9,360,000	2.35	7/1/41	6,805,001

MN Hsg. Fin. Agy. Rev.	8,145,000	2.55	1/1/46	5,801,439

MN Hsg. Fin. Agy. Rev.	2,280,000	5.00	7/1/53	2,340,146

MN Hsg. Fin. Agy. Rev.	970,000	6.00	7/1/53	1,034,020

6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Hsg. Fin. Agy. Rev.	1,000,000	6.25	1/1/54	1,085,390

MN Hsg. Fin. Agy. Rev.	1,250,000	5.10	7/1/42	1,302,650

MN Hsg. Fin. Agy. Rev.	1,715,000	5.15	7/1/45	1,768,800

MN Hsg. Fin. Agy. Rev.	1,335,000	6.00	1/1/53	1,410,147

MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	1,000,000	4.60	7/1/45	999,920

				89,006,731

Transportation - 1.5%

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	2,500,000	5.25	1/1/49	2,646,275

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	1,000,000	5.00	1/1/47	1,030,700

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	500,000	5.25	1/1/47	523,400

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,750,000	4.00	1/1/54	1,668,712

				5,869,087

Utility - 1.9%

Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,018,380

MN Rural Water Fin. Auth. Inc. Rev.	500,000	4.38	4/1/25	499,740

Rochester Electric Utility Rev.	500,000	5.00	12/1/42	510,090

Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,011,870

Southern Minnesota Municipal Power Agency	650,000	5.00	1/1/46	655,934

St Paul Port Auth. Rev.	650,000	5.00	10/1/46	680,895

St. Paul Port Auth. Rev. [8]	750,000	5.25	10/1/42	777,637

Western MN Municipal Power Agy. Rev.	550,000	5.00	1/1/25	550,000

Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	609,654

				7,314,200

Total Municipal Bonds (cost: $426,561,242)				372,554,737

	Quantity

Investment Companies - 0.3%

Nuveen Minnesota Quality Municipal Income Fund (NMS)	99,926			1,233,087

Total Investment Companies (cost: $1,403,715)				1,233,087

Total Investments in Securities - 95.5% (cost: $427,964,957)				373,787,824

Other Assets and Liabilities, net - 4.5%				17,636,070

Net Assets - 100.0%				$391,423,894

DECEMBER 31, 2024	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Minnesota Tax-Free Income Fund (Continued)

[1]

Variable rate security. Rate disclosed is as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2024 was $2,594,350 and represented 0.7% of net assets.
[4]

144A Restricted Security. The total value of such securities as of December 31, 2024 was $8,392,102 and represented 2.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At December 31, 2024, 4.2% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of December 31, 2024 was $9,555,658 and represented 2.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of December 31, 2024 was $9,171,132 and represented 2.3% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of December 31, 2024 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)

Short Futures: [10]
U.S. Treasury Long Bond	110	March 2025	(12,522,812)	320,067
U.S. Treasury 5-Year	224	March 2025	(23,812,251)	133,571
U.S. Treasury 10-Year	364	March 2025	(39,585,000)	425,862

				879,500

[10]	The amount of $8,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2024.

A summary of the levels for the Fund’s investments as of December 31, 2024 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Municipal Bonds	—	372,554,737	—	372,554,737
Investment Companies	1,233,087	—	—	1,233,087
Futures	879,500	—	—	879,500

Total:	2,112,587	372,554,737	—	374,667,324

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant policies, including valuation of investments, refer to the Fund’s most recent annual report.

8